Discontinued Operations and Held For Sale Businesses	12 Months Ended
Dec. 31, 2010
DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

21. DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

On May 6, 2011, the Company filed its Quarterly Report on Form 10-Q for the quarter ended March 31, 2011 which reflected Eastern Energy, Borsod and Tiszapalkonya as discontinued operations. As a result of the reclassification of these entities to discontinued operations in the consolidated financial statements for each of the three years in the period ended December 31, 2010, the Company has made changes to Notes 2, 3, 4, 6, 8, 10, 11, 12, 13, 15, 18, 19, 20, 21, 23, 24 and 26 to conform these notes to the revised financial statement presentation.

The following table summarizes the income (loss) on disposal and impairment for the following discontinued operations for the years ended December 31, 2010, 2009 and 2008:

	December 31,
Subsidiary	2010	2009	2008

	(in millions)
Barka	$80	$-	$-
Lal Pir	(6)	(74)	-
Pak Gen	(16)	(76)	-
Ras Laffan	6	-	-
Jiaozuo	-	-	7
Central Valley	-	-	(1)
Gain (loss) on disposal and impairment, after taxes	$64	$(150)	$6

Ras Laffan—On October 20, 2010, the Company completed the sale of its 55% equity interest in Ras Laffan and the associated operations company in Qatar for aggregate proceeds of approximately $234 million. The Ras Laffan facility, which was previously reported in the Asia Generation segment, is comprised of a 756 MW combined cycle gas plant and a water desalination facility. The Company recognized a gain on disposal of $6 million, net of tax, during the year ended December 31, 2010.

Barka—On August 19, 2010, the Company completed the sale of its 35% ownership interest in Barka, a 456 MW combined cycle gas facility and water desalination plant and its wholly owned interest in two Barka related service companies. Barka is located in Oman and was previously reported in the Asia Generation segment. Total consideration received in the transaction was approximately $170 million, of which $124 million was AES' portion. The Company recognized a gain on disposal of $63 million during the year ended December 31, 2010, net of noncontrolling interest and $38 million of tax expense associated with the sale.

Lal Pir and Pak Gen—On June 11, 2010, the Company completed the sale of its 55% ownership in Lal Pir and Pak Gen, two oil-fired facilities in Pakistan with respective generation capacities of 362 MW and 365 MW. These businesses were previously reported in the Asia Generation segment. Total consideration received in the transaction was approximately $117 million, of which $65 million was AES' portion. The Company recognized a loss on disposal of $150 million during the year ended December 31, 2009 and impairment losses totaling $22 million ($14 million, net of tax and noncontrolling interests) during the year ended December 31, 2010 to reflect the change in the carrying value of net assets of Lal Pir and Pak Gen subsequent to meeting the held for sale criteria as of December 31, 2009.

Jiaozuo—

In December 2008, the Company completed the sale of its 70% ownership interest in Jiaozuo AES Wanfang Power Co., Ltd. (“Jiaozuo”), which was reported in the Asia Generation segment, for approximately $73 million net of any withholding taxes. The Company recognized a gain on the sale of approximately $7 million. Goodwill of $4 million was written off in connection with the gain on sale.

Information for business components included in discontinued operations is as follows:

	December 31,
	2010	2009	2008

	(in millions)
Revenue	$958	$1,251	$1,662
Income (loss) from operations of discontinued businesses, before taxes	$(793)	$99	$238
Income tax expense (benefit)	287	(22)	(59)
Income (loss) from operations of discontinued businesses	$(506)	$77	$179
Gain (loss) on disposal of discontinued businesses, after taxes	$64	$(150)	$6

Eastern Energy—In March 2011, AES Eastern Energy (“AEE”) met the held for sale criteria and was reclassified from continuing operations to held for sale. AEE operates four coal-fired power plants: Cayuga, Greenidge, Somerset and Westover, representing generation capacity of 1,169 MW in the western New York power market. During 2010, the power prices in the New York power market trended downward, similar to North America natural gas prices. The New York Independent System Operator (“NYISO”) continues to move forward with the potential addition of a new capacity zone, which is expected to put further downward pressure on the capacity prices paid to the AEE facilities. In November 2010, legislation was proposed in the state of New Jersey for the addition of state subsidized capacity additions serving to lower PJM (“Pennsylvania, New Jersey and Maryland”) Interconnection, L.L.C. capacity price expectations. Similar changes to capacity pricing may be made in the future in New York. Continued pressure on energy prices, driven by falling natural gas prices and state actions, indicate that capacity prices are unlikely to reach levels significantly in excess of those achieved historically. Accordingly, management's view of long-term capacity markets in western New York was revised downward. In December 2010, management revised its cash flow forecasts based on these developments and forecasted continuing negative operating cash flow and losses through 2034. The forecasted energy prices are such that a hedge strategy significantly beyond those in place at December 31, 2010 would not be economical. Additionally, on November 15, 2010, Standard & Poor's downgraded the bond rating of AEE from BB to B+. Collectively, in the fourth quarter of 2010, these events were considered an impairment indicator for the AES New York asset group, of which AEE is the most significant component and necessitated a recoverability test of the asset group.

The long-lived asset group subject to the impairment evaluation was determined to include all of the generating plants of AEE. This determination was based on the assessment of the plants' inability to generate independent cash flow. When the recoverability test of the asset group was performed, management concluded that, on an undiscounted cash flow basis, the carrying amount of the asset group was not recoverable. To measure the amount of impairment loss, management was required to determine the fair value of the asset group. To this end, an independent valuation firm was engaged to assist management in its estimation of fair value. Cash flow forecasts and the underlying assumptions for the valuation were developed by management. While there were numerous assumptions that impact the fair value, potential state actions that impact capacity pricing and forward energy prices were the most significant.

In determining the fair value of the asset group, the three valuation approaches prescribed by the fair value measurement accounting guidance were considered. The fair value under the income approach was considered the most appropriate and resulted in a zero fair value. Any salvage value of the asset group is expected to be offset by environmental and other remediation costs. The carrying value of the AEE plants of $827 million exceeded the fair value of $0 million resulting in the recognition of asset impairment expense of $827 million, which is included in Income from operations of discontinued businesses for the year ended December 31, 2010. AEE was previously reported in the North America Generation segment.

Borsod and Tiszapalkonya—In March 2011, Borsod and Tiszapalkonya met the held for sale criteria and were reclassified from continuing operations to held for sale. Borsod and Tiszapalkonya are two coal and biomass-fired generation plants in Hungary with generating capacity of 161 MW. They were previously reported in the Europe Generation segment.

As further discussed in Note 22—Acquisitions and Dispositions, in February 2008, the Company entered into an agreement to sell two of its wholly owned subsidiaries in Kazakhstan, AES Ekibastuz LLP (“Ekibastuz”) and Maikuben West LLP (“Maikuben”). These businesses are included in the Europe Generation segment. The sale was completed on May 30, 2008. As a result of AES' continuing involvement in the management and operations of the businesses after the sale was completed, their results of operations continued to be reflected as part of income from continuing operations for all periods presented. Revenue recognized subsequent to the sale represented the management fees earned for the Company's continued management of the operations of the businesses.